PHOENIX MULTI-PORTFOLIO FUND
                   PHOENIX-GOODWIN EMERGING MARKETS BOND FUND
                      Supplement dated October 15, 2003 to
                 Prospectus dated July 25, 2003, as supplemented
                               September 17, 2003

The disclosure contained in the prospectus dated July 25, 2003 is hereby supplemented as described below.

PORTFOLIO MANAGEMENT

         The disclosure in the paragraph under the heading "Portfolio Management" on page 21 of the prospectus is replaced with the following:

              Investment and trading decisions for the fund are made by a team of fixed income investment professionals.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.



PXP 467-EMPM (10-03)